Other Accounts Receivable - Schedule of Other Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Accounts Receivable [Abstract]
Government authorities	$ 89	$ 78
Other receivables	97	449
Prepaid expenses	88	350
Receivables in respect of downpayment on merger		187
Related party	15	15
Other accounts receivable	$ 289	$ 1,079